STATEMENTS OF CHANGES IN CAPITAL AND SURPRLUS - STATUTORY BASIS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning of year	$ 287.0	$ 302.7	$ 336.4
Net Income (Loss)	(88.8)	(12.2)	(23.0)
Change in net unrealized capital gains (losses), net of tax	(28.1)	22.0	13.1
Change in asset valuation reserve	(0.9)	(2.7)	1.3
Change in net admitted deferred tax asset excluding tax on unrealized gains	4.8	(6.5)	2.5
Changes in surplus as a result of reinsurance	(19.8)	(21.5)	(20.3)
Other changes to surplus	(1.8)	5.2	(7.3)
Change in asset valuation reserve	70.0
Balance, end of year	222.4	287.0	302.7
Common Stock
Balance, beginning of year	2.5	2.5	2.5
Balance, end of year	2.5	2.5	2.5
Paid-in Surplus
Balance, beginning of year	393.2	393.2	393.2
Change in asset valuation reserve	70.0
Balance, end of year	463.2	393.2	393.2
Unassigned Surplus (Deficit)
Balance, beginning of year	(108.7)	(93.0)	(59.3)
Net Income (Loss)	(88.8)	(12.2)	(23.0)
Change in net unrealized capital gains (losses), net of tax	(28.1)	22.0	13.1
Change in asset valuation reserve	(0.9)	(2.7)	1.3
Change in net admitted deferred tax asset excluding tax on unrealized gains	4.8	(6.5)	2.5
Changes in surplus as a result of reinsurance	(19.8)	(21.5)	(20.3)
Other changes to surplus	(1.8)	5.2	(7.3)
Balance, end of year	$ (243.3)	$ (108.7)	$ (93.0)